Impairments	12 Months Ended
Dec. 31, 2021
Impairments
Impairments

Note 9. Impairments

Skr mn	2021	2020	2019
Expected credit losses, stage 1	60	-98	-19
Expected credit losses, stage 2	29	-48	11
Expected credit losses, stage 3	-46	-7	-17
Established credit losses	-52	-20	-25
Reserves applied to cover established credit losses	49	20	40
Recovered credit losses	1	—	—
Net credit losses[1]	41	-153	-10
1	Of which Skr 22 million (2020: Skr -125 million) relates to loans to the public.

The table below shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

	December 31, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	42,827	3,772	—	46,599	47,095	3,719	—	50,814
Loans to credit institutions	6,948	3,414	—	10,362	8,834	509	—	9,343
Loans to the public	147,137	30,999	2,284	180,420	142,171	28,109	1,482	171,762
Total, loans, before expected credit losses	196,912	38,185	2,284	237,381	198,100	32,337	1,482	231,919
Off balance, before expected credit losses
Guarantees	4,767	—	—	4,767	2,463	1,506	—	3,969
Committed undisbursed loans	26,810	28,466	105	55,381	25,893	32,642	—	58,535
Total, off balance, before expected credit losses	31,577	28,466	105	60,148	28,356	34,148	—	62,504
Total, before expected credit losses	228,489	66,651	2,389	297,529	226,456	66,485	1,482	294,423
of which guaranteed	63.7%	93.2%	95.7%	70.3%	59.5%	84.6%	97.6%	63.2%
Loss allowance, loans
Loans in the form of interest-bearing securities	-14	-7	—	-21	-20	-13	—	-33
Loans to credit institutions	-4	0	—	-4	-6	0	—	-6
Loans to the public	-64	-20	-48	-132	-113	-42	-46	-201
Total, loss allowance, loans	-82	-27	-48	-157	-139	-55	-46	-240
Loss allowance, off balance[1]
Guarantees	0	—	—	0	0	0	—	0
Committed undisbursed loans	-6	-1	0	-7	-8	-1	—	-9
Total, loss allowance, off balance	-6	-1	0	-7	-8	-1	—	-9
Total, loss allowance	-88	-28	-48	-164	-147	-56	-46	-249
Provision ratio	0.04%	0.04%	2.01%	0.06%	0.06%	0.08%	3.10%	0.08%
1	Recognized under provision in Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	226,456	66,485	1,482	294,423	214,115	61,619	1,327	277,061
Increase due to origination and acquisition	79,856	7,380	234	87,470	129,830	26,030	815	156,675
Transfer to stage 1	1,240	-1,302	—	-62	683	-872	—	-189
Transfer to stage 2	-4,676	4,223	—	-453	-8,391	7,422	-159	-1,128
Transfer to stage 3	-105	-948	945	-108	—	-42	34	-8
Decrease due to derecognition	-74,282	-9,187	-272	-83,741	-109,781	-27,672	-535	-137,988
Closing balance	228,489	66,651	2,389	297,529	226,456	66,485	1,482	294,423

Loss allowance

	December 31, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-147	-56	-46	-249	-54	-10	-64	-128
Increases due to origination and acquisition	-40	0	-25	-65	-84	0	—	-84
Net remeasurement of loss allowance	51	13	-43	21	-23	-48	2	-69
Transfer to stage 1	0	0	—	0	0	0	—	—
Transfer to stage 2	2	-6	—	-4	1	-1	0	0
Transfer to stage 3	0	2	-21	-19	—	1	-10	-9
Decreases due to derecognition	47	20	43	110	8	0	0	8
Decrease in allowance account due to write-offs	—	—	49	49	—	—	20	20
Exchange-rate differences[1]	-1	-1	-5	-7	5	2	6	13
Closing balance	-88	-28	-48	-164	-147	-56	-46	-249
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Provisions for expected credit losses (ECLs) are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK's method entails three scenarios being prepared for each probability of default curve: (i) a base scenario, (ii) a downturn scenario and (iii) an upturn scenario. The base scenario consists of GDP forecasts from the World Bank. When calculating the ECL as of December 31, 2021 the latest available forecast was the World Bank's forecast from June 2021. The base scenario has been weighted at between 73 and 80 percent, and the downturn and upturn scenarios weighted equally at between 5 and 19 percent between the different PD-segments.

SEK's IFRS 9 model is based on historical links between GDP growth projections and probability of default (PD). GDP growth forecasts for 2022, expressed as a percentage of the previous year's GDP, are still unusually high, characterized by a recovery from the sharp fall in GDP that occurred in the second quarter of 2020 and therefore may understate the probability of default of the asset portfolio. SEK has made an overall adjustment according to management's overall assessment. This resulted in an increase of expected credit losses, which was calculated pursuant to SEK's IFRS 9 model as of December 31, 2021.

Loan credit quality, before expected credit losses, allocated by stage

	December 31, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	37	—	—	37
AA+ to A-	25,815	—	—	25,815	29,261	—	—	29,261
BBB+ to BBB-	131,514	2,258	—	133,772	130,068	1,166	—	131,234
BB+ to BB-	32,247	25,043	—	57,290	32,275	23,201	—	55,476
B+ to B-	6,697	5,461	—	12,158	5,997	7,053	—	13,050
CCC to D	639	5,423	2,284	8,346	462	917	1,482	2,861
Total, before expected credit losses	196,912	38,185	2,284	237,381	198,100	32,337	1,482	231,919

More information regarding SEK’s Credit Policy is found in Note 26 and Note 29.